OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY [STOPPED HERE]	12 Months Ended
Dec. 31, 2024
Operating Lease Right Of Use Asset And Liability Stopped Here
OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY [STOPPED HERE]

NOTE 7 – OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY [STOPPED HERE]

On May 1, 2021, the Company entered into a 4 year office non-cancellable operating lease agreement commencing on June 16, 2021 and recorded a right of use asset and liability of $104,665.

On January 31, 2024, the Company abandoned its office space as part of its decision to transition to a remote working environment and entered into early lease termination negotiations with the landlord. On March 29, 2024, the Company finalized an early termination of its operating lease agreement with its landlord. Under the terms of the lease termination agreement dated March 29, 2024, the Company agreed to pay a lease termination fee of $33,895, which is included on the balance sheet within “accrued expenses”. The Company and landlord agree to settle the lease termination fee in exchange for digital marketing services to be provided by the Company during the first quarter of 2025, after the landlord completes planned renovations to the building. The Company recognized a net loss of $29,242 under the caption “Loss on termination of operating lease” within the statement of operations for the year ended December 31, 2024.

The components of operating lease right of use asset was as follows:

	DECEMBER 31,
	2024	2023

Operating lease cost:
Amortization of right of use assets	$3,497	$41,964
Interest on operating lease liability	55	2,344

Total operating lease costs	$3,552	$44,308

As of December 31, 2023, the weighted average remaining lease term is 6 months, with remaining payments of $22,279 less imputed interest of $194.

Cash paid for operating leases included in operating cash flows was $0 and $43,909, respectively.